Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary Of Property, Plant and Equipment
Property, plant and equipment, net consist of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
Land	$10.6	$10.6
Buildings	986.1	938.2
Leasehold improvements	882.8	842.2
Personal property	186.8	140.2
Construction in progress	68.9	91.7

	2,135.2	2,022.9
Less: accumulated depreciation and amortization	(554.5)	(379.4)

Property, plant and equipment, net	$1,580.7	$1,643.5